Subsidiaries (Tables)	6 Months Ended
Dec. 31, 2022
Subsidiaries [Abstract]
Schedule of consolidated financial statements, and holds a majority share of the voting rights
Name	Principal activities	Country of incorporation and principal place of business	% Equity interest as of December 31, 2022
Moolec Science Limited	Investment in subsidiaries	United Kingdom	100.00%
LightJump Acquisition Corporation	Investment in subsidiaries	USA	100.00%